Securities and other financial assets, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Amortized cost	[2]	$ 86,326	[1]	$ 69,974
With changes in other comprehensive income recyclable to profit and loss		4,629		(604)	$ (11,431)
With changes in other comprehensive income non-recyclable to profit and loss		6,273		8,402
With changes in profit or loss		8,750		0
Total securities and other financial assets, net		123,598		95,484
Principal [Member]
Amortized cost		85,326		69,130
With changes in other comprehensive income recyclable to profit and loss		21,798		16,733
With changes in other comprehensive income non-recyclable to profit and loss		6,273		8,402
With changes in profit or loss		8,750		0
Total securities and other financial assets, net		122,147		94,265
Interest [Member]
Amortized cost		1,140		1,040
With changes in other comprehensive income recyclable to profit and loss		451		375
With changes in other comprehensive income non-recyclable to profit and loss		0		0
With changes in profit or loss		0		0
Total securities and other financial assets, net		1,591		1,415
Reserves [Member]
Amortized cost		(140)		(196)
With changes in other comprehensive income recyclable to profit and loss		0		0
With changes in other comprehensive income non-recyclable to profit and loss		0		0
With changes in profit or loss		0		0
Total securities and other financial assets, net		$ (140)		$ (196)

[1]	At December 31, 2018, investment securities at amortized cost were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.
[2]	The carrying value of securities at amortized cost is net of the accrued interest receivable of $1.1 million and the allowance for expected credit losses of $0.1 million as of December 31, 2018, and the accrued interest receivable of $1.0 million and the allowance for expected credit losses $0.2 million as of December 31, 2017.